Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2019	Sep. 30, 2018	Dec. 31, 2017
Current assets:
Cash	$ 2,305,399	$ 13,260	$ 26,467
Prepaid expenses	79,952	5,378	7,146
Total current assets	2,385,351	18,638	33,613
Intangible assets, net	189,459	200,081	216,372
Total assets	2,574,810	218,719	249,985
Current liabilities:
Accounts payable	687,905	221,235
Accrued expenses	1,213,274	1,591,022	1,021,617
Short-term promissory notes and unsecured loans	229,000	283,000	253,000
Convertible promissory notes, net and accrued interest		1,393,804	2,168,340
Premium conversion derivatives		308,395	462,174
Total current liabilities	2,130,179	3,797,456	3,905,131
Warrant liability		817,155	1,381,465
Total liabilities	2,130,179	4,614,611	5,286,596
Commitments and contingencies (Note 4)
Stockholders' equity (deficit):
Preferred stock, value
Common stock, value	12,945	9,657	7,865
Additional paid-in capital	14,454,110	6,052,161	280,320
Accumulated deficit	(14,022,424)	(10,457,710)	(5,324,796)
Total stockholders' equity (deficit)	444,631	(4,395,892)	(5,036,611)
Total liabilities and stockholders' equity (deficit)	$ 2,574,810	$ 218,719	$ 249,985